Note 29 Treasury shares (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Treasury shares at the beginning [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	127,633,399	14,352,832	12,617,189
Treasury shares in millions of euros	€ 647,000,000	€ 46,000,000	€ 62,000,000
Purchase of treasury shares [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	598,457,024	203,530,570	234,691,887
Treasury shares in millions of euros	€ 2,966,000,000	€ 1,022,000,000	€ 807,000,000
Sales and other changes of treasury shares [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	(720,605,009)	(90,250,003)	(232,956,244)
Treasury shares in millions of euros	€ (3,583,000,000)	€ (417,000,000)	€ (830,000,000)
Derivatives on bbva shares [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	0	0	0
Treasury shares in millions of euros	€ 0	€ (4,000,000)	€ 7,000,000
Other changes in treasury shares [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	0	0	0
Treasury shares in millions of euros	€ 0	€ 0	€ 0
Treasury shares at the end [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	5,485,414	127,633,399	14,352,832
Treasury shares in millions of euros	€ 29,000,000	€ 647,000,000	€ 46,000,000
Of which held by bbva sa [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	0	112,733,730	592,832
Treasury shares in millions of euros	€ 3,000,000	€ 574,000,000	€ 9,000,000
Of which held by Corporacion General Financiera SA [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	5,454,516	14,899,669	13,760,000
Treasury shares in millions of euros	€ 26,000,000	€ 72,000,000	€ 37,000,000
Of which held by other subsidiaries [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	30,898	0	0
Treasury shares in millions of euros	€ 0	€ 0	€ 0
Average purchase price of treasury shares in euros [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	4.96	5.02	3.44
Treasury shares in millions of euros	€ 0	€ 0	€ 0
Average selling price of treasury shares in euros [Member]
Components of equity treasury stock [Line Items]
Number of treasury shares	4.99	4.89	3.63
Treasury shares in millions of euros	€ 0	€ 0	€ 0
Net gain or losses on transactions treasury shares [Member]
Components of equity treasury stock [Line Items]
Treasury shares in millions of euros	€ 9,000,000	€ 17,000,000	€ 0